RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Renumeration of Directors and Other Key Management (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	$ (14)	$ (16)
Key management personnel compensation, share-based payment	(38)	(56)
Total	52	72
Brookfield Corporation
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	(5)	(5)
Key management personnel compensation, share-based payment	$ (13)	$ (13)